PENSION LIABILITIES, NET (Schedule Of Assumptions Used) (Details)	Dec. 31, 2017	Dec. 31, 2016
Liability, Defined Benefit Plan [Abstract]
Discount rate	2.30%	2.30%
Rate of compensation increase	2.50%	2.25%